Exhibit 99.1

Navient Student Loan Trust 2015-3

Monthly Servicing Report

Distribution Date 01/25/2019

Collection Period 12/01/2018 - 12/31/2018

Navient Funding, LLC - Depositor

Navient Solutions -  Master Servicer and Administrator

Wells Fargo - Indenture Trustee

Wells Fargo Bank, National Association - Eligible Lender Trustee

Navient Funding - Excess Distribution Certificateholder

Page 1 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 12/01/2018 - 12/31/2018, Distribution Date 01/25/2019

I.          Deal Parameters

A	Student Loan Portfolio Characteristics	06/18/2015	11/30/2018	12/31/2018
	Principal Balance	$731,924,193.58	$483,145,485.63	$479,966,695.59
	Interest to be Capitalized Balance	5,723,713.00	3,126,879.40	2,727,157.57
	Pool Balance	$737,647,906.58	$486,272,365.03	$482,693,853.16
	Specified Reserve Account Balance	12,418,487.00	1,215,680.91	1,206,734.63
	Adjusted Pool (1)	$750,066,393.58	$487,488,045.94	$483,900,587.79
	Weighted Average Coupon (WAC)	5.90%	6.20%	6.21%
	Number of Loans	106,911	64,591	63,826
	Aggregate Outstanding Principal Balance - Tbill		$57,936,057.04	$57,828,590.62
	Aggregate Outstanding Principal Balance - LIBOR		$428,336,307.99	$424,865,262.54
	Pool Factor		0.646092733	0.641338092
	Since Issued Constant Prepayment Rate		4.86%	4.75%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B	Debt Securities	Cusip/Isin	12/26/2018	01/25/2019
	A2	63939LAB3	$460,175,725.25	$456,642,078.97
	B	63939LAC1	$20,000,000.00	$20,000,000.00

C	Account Balances	12/26/2018	01/25/2019
	Reserve Account Balance	$1,215,680.91	$1,206,734.63
	Capitalized Interest Account Balance	-	-
	Floor Income Rebate Account	$523,886.71	$1,028,669.92
	Supplemental Loan Purchase Account	-	-

D	Asset / Liability	12/26/2018	01/25/2019
	Adjusted Pool Balance + Supplemental Loan Purchase	$487,488,045.94	$483,900,587.79
	Total Notes	$480,175,725.25	$476,642,078.97
	Difference	$7,312,320.69	$7,258,508.82
	Parity Ratio	1.01523	1.01523

Page 2 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 12/01/2018 - 12/31/2018, Distribution Date 01/25/2019

II.          Trust Activity 12/01/2018 through 12/31/2018

A	Student Loan Principal Receipts
	Borrower Principal	1,996,272.19
	Guarantor Principal	1,579,101.19
	Consolidation Activity Principal	1,187,194.58
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	13.02
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	4,681.66
	Total Principal Receipts	$4,767,262.64
B	Student Loan Interest Receipts
	Borrower Interest	793,724.05
	Guarantor Interest	63,382.08
	Consolidation Activity Interest	12,955.24
	Special Allowance Payments	0.00
	Interest Subsidy Payments	0.00
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	486.56
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	20,687.68
	Total Interest Receipts	$891,235.61
C	Reserves in Excess of Requirement	$8,946.28
D	Investment Income	$17,191.25
E	Funds Borrowed from Next Collection Period	-
F	Funds Repaid from Prior Collection Period	-
G	Loan Sale or Purchase Proceeds	-
H	Initial Deposits to Collection Account	-
I	Excess Transferred from Other Accounts	-
J	Other Deposits	-
K	Funds Released from Capitalized Interest Account	-
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	-
	Consolidation Loan Rebate Fees to Dept. of Education	$(220,227.28)
	Floor Income Rebate Fees to Dept. of Education	-
	Funds Allocated to the Floor Income Rebate Account	$(504,783.21)
M	AVAILABLE FUNDS	$4,959,625.29
N	Non-Cash Principal Activity During Collection Period	$(1,588,472.60)
O	Non-Reimbursable Losses During Collection Period	$30,502.06
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$4,726.11
Q	Aggregate Loan Substitutions	-

Page 3 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 12/01/2018 - 12/31/2018, Distribution Date 01/25/2019

III.          2015-3 Portfolio Characteristics

		12/31/2018				11/30/2018
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	IN SCHOOL	6.37%	126	$552,043.02	0.115%	6.41%	137	$603,040.03	0.125%
	GRACE	6.48%	26	$109,579.01	0.023%	6.32%	21	$88,798.69	0.018%
	DEFERMENT	6.12%	4,834	$30,457,741.48	6.346%	6.12%	5,229	$32,595,652.28	6.747%

REPAYMENT:	CURRENT	6.16%	44,368	$324,902,104.21	67.693%	6.15%	44,187	$319,443,875.88	66.118%
	31-60 DAYS DELINQUENT	6.35%	2,167	$17,487,614.76	3.644%	6.31%	2,096	$16,532,379.49	3.422%
	61-90 DAYS DELINQUENT	6.40%	974	$7,427,233.44	1.547%	6.57%	1,070	$8,578,563.44	1.776%
	91-120 DAYS DELINQUENT	6.79%	618	$5,332,556.51	1.111%	6.52%	560	$5,191,401.82	1.075%
	> 120 DAYS DELINQUENT	6.36%	2,132	$16,179,593.30	3.371%	6.34%	2,371	$18,130,724.96	3.753%

	FORBEARANCE	6.32%	7,871	$72,116,334.69	15.025%	6.34%	8,419	$78,563,908.87	16.261%
	CLAIMS IN PROCESS	6.20%	709	$5,397,272.12	1.125%	5.94%	500	$3,412,517.12	0.706%
	AGED CLAIMS REJECTED	6.80%	1	$4,623.05	0.001%	6.80%	1	$4,623.05	0.001%

TOTAL			63,826	$479,966,695.59	100.00%		64,591	$483,145,485.63	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 12/01/2018 - 12/31/2018, Distribution Date 01/25/2019

IV.          2015-3 Portfolio Characteristics (cont'd)

	12/31/2018	11/30/2018
Pool Balance	$482,693,853.16	$486,272,365.03
Outstanding Borrower Accrued Interest	$11,112,455.92	$11,243,177.06
Borrower Accrued Interest to be Capitalized	$2,727,157.57	$3,126,879.40
Borrower Accrued Interest >30 Days Delinquent	$1,709,879.45	$1,692,325.69
Total # Loans	63,826	64,591
Total # Borrowers	28,737	29,100
Weighted Average Coupon	6.21%	6.20%
Weighted Average Remaining Term	166.22	166.37
Non-Reimbursable Losses	$30,502.06	$35,649.29
Cumulative Non-Reimbursable Losses	$2,107,913.22	$2,077,411.16
Since Issued Constant Prepayment Rate (CPR)	4.75%	4.86%
Loan Substitutions	-	-
Cumulative Loan Substitutions	-	-
Rejected Claim Repurchases	-	$9,156.87
Cumulative Rejected Claim Repurchases	$123,664.77	$123,664.77
Unpaid Primary Servicing Fees	-	-
Unpaid Administration Fees	-	-
Unpaid Carryover Servicing Fees	-	-
Note Principal Shortfall	-	-
Note Interest Shortfall	-	-
Unpaid Interest Carryover	-	-
Non-Cash Principal Activity - Capitalized Interest	$1,621,698.10	$1,217,563.53
Borrower Interest Accrued	$2,356,151.44	$2,295,485.56
Interest Subsidy Payments Accrued	$149,599.63	$148,198.80
Special Allowance Payments Accrued	$121,520.50	$103,912.32

Page 5 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 12/01/2018 - 12/31/2018, Distribution Date 01/25/2019

V.          2015-3 Portfolio Statistics by School and Program

A	LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
	- GSL (1) - Subsidized	6.02%	26,633	93,209,757.15	19.420%
	- GSL - Unsubsidized	6.19%	21,762	117,065,683.43	24.390%
	- PLUS (2) Loans	8.09%	1,422	18,316,876.43	3.816%
	- SLS (3) Loans	5.73%	49	281,442.89	0.059%
	- Consolidation Loans	6.14%	13,960	251,092,935.69	52.315%
	Total	6.21%	63,826	$479,966,695.59	100.000%

B	SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
	- Four Year	6.31%	39,324	194,313,659.76	40.485%
	- Two Year	6.13%	8,656	28,506,546.56	5.939%
	- Technical	6.01%	1,857	6,138,179.42	1.279%
	- Other	6.14%	13,989	251,008,309.85	52.297%
	Total	6.21%	63,826	$479,966,695.59	100.000%

*Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 12/01/2018 - 12/31/2018, Distribution Date 01/25/2019

VI.          2015-3 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$4,959,625.29
A	Trustee Fees	-	$4,959,625.29
B	Primary Servicing Fee	$103,178.95	$4,856,446.34
C	Administration Fee	$6,667.00	$4,849,779.34
D	Class A Noteholders' Interest Distribution Amount	$1,210,358.03	$3,639,421.31
E	Class B Noteholders' Interest Distribution Amount	$66,770.83	$3,572,650.48
F	Reserve Account Reinstatement	-	$3,572,650.48
G	Class A Noteholders' Principal Distribution Amount	$3,533,646.28	$39,004.20
H	Class B Noteholders' Principal Distribution Amount	-	$39,004.20
I	Class A Noteholders' Accelerated Principal Distribution Amount	-	$39,004.20
J	Class B Noteholders' Accelerated Principal Distribution Amount	-	$39,004.20
K	Unpaid Expenses of The Trustees	-	$39,004.20
L	Carryover Servicing Fee	-	$39,004.20
M	Remaining Amounts to the Noteholders after the first auction date	-	$39,004.20
N	Excess Distribution Certificateholder	$39,004.20	-

Waterfall Triggers
A	Student Loan Principal Outstanding	$479,966,695.59
B	Interest to be Capitalized	$2,727,157.57
C	Capitalized Interest Account Balance	-
D	Reserve Account Balance (after any reinstatement)	$1,206,734.63
E	Less: Specified Reserve Account Balance	$(1,206,734.63)
F	Total	$482,693,853.16
G	Class A Notes Outstanding (after application of available funds)	$456,642,078.97
H	Insolvency Event or Event of Default Under Indenture	N
I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 12/01/2018 - 12/31/2018, Distribution Date 01/25/2019

VII.          2015-3 Distributions

Distribution Amounts

	A2	B
Cusip/Isin	63939LAB3	63939LAC1
Beginning Balance	$460,175,725.25	$20,000,000.00
Index	LIBOR	LIBOR
Spread/Fixed Rate	0.65%	1.50%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	12/26/2018	12/26/2018
Accrual Period End	1/25/2019	1/25/2019
Daycount Fraction	0.08333333	0.08333333
Interest Rate*	3.15625%	4.00625%
Accrued Interest Factor	0.002630208	0.003338542
Current Interest Due	$1,210,358.03	$66,770.83
Interest Shortfall from Prior Period Plus Accrued Interest	-	-
Total Interest Due	$1,210,358.03	$66,770.83
Interest Paid	$1,210,358.03	$66,770.83
Interest Shortfall	-	-
Principal Paid	$3,533,646.28	-
Ending Principal Balance	$456,642,078.97	$20,000,000.00
Paydown Factor	0.007270877	0.000000000
Ending Balance Factor	0.939592755	1.000000000

* Pay rates for Current Distribution.  For the interest rates applicable to the next distribution date, please see https://www.navient.com/about/investors/data/abrate.txt.

Page 8 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 12/01/2018 - 12/31/2018, Distribution Date 01/25/2019

VIII.          2015-3 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$480,175,725.25
	Adjusted Pool Balance	$483,900,587.79
	Overcollateralization Amount	$7,258,508.82
	Principal Distribution Amount	$3,533,646.28
	Principal Distribution Amount Paid	$3,533,646.28

B	Reserve Account Reconciliation
	Beginning Period Balance	$1,215,680.91
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$1,215,680.91
	Required Reserve Acct Balance	$1,206,734.63
	Release to Collection Account	$8,946.28
	Ending Reserve Account Balance	$1,206,734.63

C	Floor Income Rebate Account
	Beginning Period Balance	$523,886.71
	Deposits for the Period	$504,783.21
	Release to Collection Account	-
	Ending Balance	$1,028,669.92

D	Supplemental Purchase Account
	Beginning Period Balance	-
	Supplemental Loan Purchases	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 9 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 12/01/2018 - 12/31/2018, Distribution Date 01/25/2019